Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosure and Measurement

Assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2015 using
	Total fair value at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	678,000		678,000
Money market fund	608,353	608,353
Short-term investments Held-to-maturity investments
Fixed-rate investments	37,134,096		37,134,096
Long-term investments Held-to-maturity investments
Fixed-rate investments	1,806,446		1,806,446
Long-term notes payable	30,714,586	30,714,586

Fair value measurements

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	6,958,399		6,958,399
Adjustable-rate debt investments	13,325,385		13,325,385
Equity investments	742,618	742,618
Long-term investments Available-for-sale investments
Equity investments	276,965	276,965

Non-recurring
Long-term investments	—	—	—	—	(116,978)

Total assets measured at fair value	21,303,367	1,019,583	20,283,784	—	(116,978)

In 2015, the value of a cost method investment was written down to zero, as a result of declining financial performance and a change in the business circumstances of the investee. The corresponding impairment charge incurred was recorded in earnings for the year then ended.

			Fair value measurement or disclosure at December 31, 2016 using
	Total fair value at December 31, 2016		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,674,172	241,131		1,674,172
Money market fund	4,419,206	636,498	4,419,206
Short-term investments Held-to-maturity investments
Fixed-rate investments	41,868,641	6,030,339		41,868,641
Long-term notes payable	33,252,561	4,789,365	33,252,561

Fair value measurements

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	14,377,856	2,070,842		14,377,856
Adjustable-rate debt investments	14,986,816	2,158,550		14,986,816
Equity investments	28,787	4,146	28,787
Trading securities	7,747,436	1,115,863		7,747,436
Long-term investments Available-for-sale investments
Equity investments	496,512	71,513	496,512
Non-recurring
Long-term investments	—	—	—	—	—	(150,745)	(21,712)
Intangible assets						(822)	(118)

Total assets measured at fair value	37,637,407	5,420,914	525,299	37,112,108	—	(151,567)	(21,830)